Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Options and Warrants

Note 6—Stock-Based Compensation

Stock Options

Opexa accounts for stock-based compensation, including options and nonvested shares, according to the provisions of FASB ASC 718, “Share Based Payment.” During the three months ended March 31, 2017, Opexa recognized stock-based compensation expense of $48,277. Unamortized stock-based compensation expense as of March 31, 2017 amounted to $235,340.

Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2017 is presented below:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at December 31, 2016	481,947	$12.14	7.60
Exercised	—	—
Forfeited and canceled	(187,351)	11.93

Outstanding at March 31, 2017	294,596	$12.28	7.19	$—
Exercisable at March 31, 2017	244,868	$13.69	6.92	$—

Employee Options and Non-Employee Options

Option awards are granted with an exercise price equal to the market price of Opexa’s stock at the date of issuance, generally have a ten-year life, and have various vesting dates that range from no vesting or partial vesting upon date of grant to full vesting on a specified date. Opexa estimates the fair value of stock options using the Black-Scholes option-pricing model and records the compensation expense ratably over the service period.

Opexa recognized stock based compensation expense of $48,277 and $153,853 during the three months ended March 31, 2017 and 2016, respectively, for grants made to employees.

In addition, during the three months ended March 31, 2017 there were 187,351 shares underlying options that were forfeited and cancelled.

There were no stock options or restricted stock awards granted during the three months ended March 31, 2017.

Warrant Activity

A summary of warrant activity for the three months ended March 31, 2017 is presented below:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at December 31, 2016	3,596,625	$12.39	1.21	—
Forfeited and canceled	(127,894)	12.72	—

Outstanding at March 31, 2017	3,468,731	$12.38	1.00	$—
Exercisable at March 31, 2017	3,468,731	$12.38	1.00	$—

Note 11—Options and Warrants

The Board initially adopted the Opexa Therapeutics, Inc. 2010 Stock Incentive Plan (the “2010 Plan”) on September 2, 2010 for the granting of equity incentive awards to employees, directors and consultants of Opexa, and the Plan was initially approved by the Company’s shareholders on October 19, 2010. Subsequently, on September 25, 2013, the Board amended the 2010 Plan, and the Company’s shareholders approved the amended 2010 Plan on November 8, 2013, in order to (i) increase the number of shares of common stock reserved for issuance by 375,000 shares and (ii) reset the number of stock-based awards issuable to a participant in any calendar year to align with the increase in the shares reserved. The 2010 Plan was further amended by the Board on March 29, 2016 and approved by the Company’s shareholders on May 16, 2016, in order to (i) further increase the number of shares of common stock reserved for issuance by 650,000 shares and (ii) reset the number of stock-based awards issuable to a participant in any calendar year to align with the increase in the shares reserved. The 2010 Plan is the successor to and continuation of Opexa’s June 2004 Compensatory Stock Option Plan (the “2004 Plan”). The 2004 Plan reserved a maximum of 71,875 shares of common stock for issuance pursuant to incentive stock options and nonqualified stock options granted to employees, directors and consultants. Awards were made as either incentive stock options or nonqualified stock options, with the Board having discretion to determine the number, term, exercise price and vesting of grants made under the 2004 Plan. All outstanding equity awards granted under the 2004 Plan continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock awards and the terms of the 2004 Plan, but no additional awards will be granted under the 2004 Plan subsequent to approval of the 2010 Plan. The 2010 Plan reserves a maximum of 1,103,125 shares of common stock for issuance plus the number of shares subject to stock options outstanding under the 2004 Plan that are forfeited or terminate prior to exercise and would otherwise be returned to the share reserves under the 2004 Plan and any reserved shares not issued or subject to outstanding grants, up to a maximum of 64,152 shares. The 2010 Plan provides for the grant of incentive stock options or nonqualified stock options, as well as restricted stock, stock appreciation rights, restricted stock units and performance awards that may be settled in cash, stock or other property. The Board of Directors or Compensation Committee, as applicable, administers the 2010 Plan and has discretion to determine the recipients, the number and types of stock awards to be granted and the terms and conditions of the stock awards, including the period of their exercisability and vesting. Subject to a limitation on repricing without shareholder approval, the Board or Compensation Committee, as applicable, may also determine the exercise price of options granted under the 2010 Plan. At December 31, 2016, 568,807 shares of common stock remained available for grant of awards under the 2010 Plan.

Opexa accounts for stock-based compensation, including options and nonvested shares, according to the provisions of FASB ASC 718, “Share Based Payment.” During the 12 months ended December 31, 2016, Opexa recognized stock-based compensation expense of $570,991. Unamortized stock-based compensation expense as of December 31, 2016 amounted to $523,381.

Stock Option Activity

A summary of the stock option activity for the years 2016 and 2015 are presented below:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at December 31, 2014	302,834	$23.34	8.0	$—
Exercisable at December 31, 2014	120,485	$36.52	6.4	$—
Granted	135,430	5.22
Exercised	—	—
Forfeited and canceled	(20,860)	13.35

Outstanding at December 31, 2015	417,404	$18.04	7.7	$—
Exercisable at December 31, 2015	231,071	$23.58	7.0	$—
Granted	290,000	2.14
Exercised	—	—
Forfeited and canceled	(225,457)	10.52

Outstanding at December 31, 2016	481,947	$12.14	7.6	$—
Exercisable at December 31, 2016	352,096	$14.95	7.1	$—

Employee Options:

Option awards are granted with an exercise price equal to the market price of Opexa’s stock at the date of issuance, generally have a ten-year life, and have various vesting dates that range from no vesting or partial vesting upon date of grant to full vesting on a specified date. Opexa estimates the fair value of stock options using the Black-Scholes option-pricing model and records the compensation expense ratably over the service period.

During 2015, time-based options to purchase an aggregate of 71,462 shares at exercise prices ranging from $3.04 to $6.56 were granted to employees. These options have a term of ten years and have a vesting schedule of the earlier of four years or termination of employment without cause following a change of control. Fair value of $406,713 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate range of 1.95% to 2.19%, (2) expected term of 6.25 years, (3) expected volatility range of 134.18% to 144.83% and (4) zero expected dividends.

During 2015, options to purchase 20,860 shares were forfeited and cancelled.

Opexa recognized stock based compensation expense of $623,040 for grants made to employees during 2015. Unamortized stock compensation expense as of December 31, 2015 amounted to $1,890,846.

During the 12 months ended December 31, 2016, time-based options to purchase an aggregate of 290,000 shares at exercise prices ranging from $2.13 to $4.13 were granted to employees. These options have a term of ten years and have a vesting schedule of the earlier of three years or termination of employment without cause following a change of control. Fair value of $638,779 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate range of 1.57% to 1.75%, (2) expected term of 5.56 to 10 years, (3) expected volatility range of 134.40% to 167.77% and (4) zero expected dividends.

During 2016, options to purchase 223,271 shares were forfeited and cancelled.

During 2016, Opexa recognized stock based compensation expense of $564,746 for grants made to employees. Unamortized stock compensation expense as of December 31, 2016 amounted to $523,381.

Non-Employee Options:

During 2015, options to purchase an aggregate of 63,968 shares at an exercise price of $4.24 were granted to non-employee directors for service on Opexa’s Board. Options to purchase an aggregate of 44,630 shares will expire on the earlier of 10 years or a change in control of Opexa, with 50% of the shares vesting immediately and 50% vesting on December 31, 2015. Options to purchase an aggregate of 14,875 shares have terms of 10 years, with 50% of the shares vesting immediately and 50% vesting on March 30, 2016. An option to purchase 4,463 shares will expire on the earlier of 10 years or a change in control of Opexa, with vesting in four quarterly increments beginning on June 30, 2015. Fair value of $214,844 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate of 1.95%, (2) expected term of 5.25 years, (3) expected volatility of 107.33% and (4) zero expected dividends.

Opexa recognized stock based compensation expense of $212,683 for grants made to non-employee directors during 2015. Unamortized stock compensation expense as of December 31, 2015 amounted to $6,245.

During the 12-month period ended December 31, 2016, no options to purchase shares were granted to non-employee directors for service on Opexa’s Board.

During 2016, options to purchase 2,186 shares were forfeited and cancelled.

During 2016, Opexa recognized stock based compensation expense of $6,245 for grants made to non-employee directors. Unamortized stock compensation expense as of December 31, 2016 amounted to $0.

Warrant Activity

A summary of warrant activity for 2016 and 2015 is presented below:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2015	380,814	$29.92	2.21	—
Granted	3,311,128	4.16	—	—
Exercised	(1,103)	4.00	—	—
Forfeited and canceled	(27,885)	74.96	—	—

Outstanding at December 31, 2015	3,662,954	$6.30	2.17	—
Exercisable at December 31, 2015	3,662,954	$6.30	2.17	—
Outstanding January 1, 2016	3,662,954	6.30	2.17	—
Granted	—	—
Exercised	(14,501)	4.00
Forfeited and cancelled	(51,828)	83.52

Outstanding at December 31, 2016	3,596,625	$12.39	1.21	—
Exercisable at December 31, 2016	3,596,625	$12.39	1.21	—

On April 9, 2015, the Company issued Series M warrants to purchase an aggregate of 3,137,305 shares of common stock upon the closing of a rights offering. The Series M warrants entitle the holders to purchase common stock at an exercise price $12.00 per share through their expiration on April 9, 2018, although such warrants offered an exercise price of $4.00 per share until June 30, 2016. Pursuant to the anti-dilution provisions of certain of the Company’s outstanding warrants and as a result of the rights offering (i) the per share exercise prices of the Series A, J, K and L warrants were adjusted to $74.96, $8.24, $8.00 and $12.72, respectively, and (ii) Series L warrants to purchase an aggregate of an additional 60,187 shares of common stock were issued. The Series A warrants expired on June 15, 2015.

On September 1, 2015, the Company issued Series N warrants to purchase an aggregate of 113,636 shares of common stock at an exercise price of $12.00 per share through their expiration on April 9, 2018, although such warrants offered an exercise price of $4.00 per share until June 30, 2016. Subsequently on March 14, 2016, Opexa entered into an amendment to the September 1, 2015 Stock Purchase Agreement with the purchasers party thereto, to extend by nine months the original dates for the milestones relating to the subsequent tranches. As part of the amendment, the expiration date of the Series N warrants issued pursuant to the Stock Purchase Agreement was also extended from April 9, 2018 to October 9, 2018. The Company determined that there is no accounting impact to the modification of the Series N warrants since these are investor warrants

On February 11, 2016, Series H warrants to purchase 51,823 shares of common stock expired and were cancelled.

During June 2016, 14,501 shares of common stock were issued upon the exercise of Series M warrants.